OTHER OPERATING INCOME AND EXPENSES - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Increase (decrease) in professional fees expense	SFr 24.5
Increase (decrease) in fuel and energy expense	11.4
Increase (decrease) in allowance for receivables expense	18.4
Other	2.5	SFr 66.1	SFr 4.4
Other operating income and capitalized labor	68.1	105.7	SFr 61.7
Disputed Over-Charges
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and capitalized labor		17.2
Abandoned Lease Income
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and capitalized labor		20.0
Broadcasting Rights Penalty
Disclosure of attribution of expenses by nature to their function [line items]
Other		29.1
Restructuring obligations
Disclosure of attribution of expenses by nature to their function [line items]
Other		SFr 28.5
Intercompany-Related
Disclosure of attribution of expenses by nature to their function [line items]
Increase (decrease) in professional fees expense	14.4
Contracting Services
Disclosure of attribution of expenses by nature to their function [line items]
Increase (decrease) in professional fees expense	SFr 13.0